ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Schedule of Accrued Expenses and Other Current Liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued payroll and bonus		$ 3,170	$ 3,805
Accrued sales and marketing consulting fee		4,128	4,165
Other taxes payable		1,398	3,721
Advance payment received in relation to an investment in Cyber Cloud	[1]		2,254
Social insurance withholding		656	732
Provision for warranty		37	338	$ 310
Others	[2]	2,417	2,637
Accrued expenses and other current liabilities		$ 11,806	$ 17,652

[1]	Pursuant to an agreement dated December 22, 2014, Beijing Gehua CATV Network Co., Ltd. ("Gehua", a third party) has agreed to inject capital of $2,254 to Cyber Cloud in exchange of a 10% equity interest in Cyber Cloud. The transaction is subject to approval from relevant PRC governmental authority, which has not been obtained by December 31, 2014. The Group recorded the advance payment received from Gehua for the capital contribution as a liability as of December 31, 2014. In June 2015, the transaction was approved by relevant PRC governmental authority. and the advance payment was subsequently recognized in equity of Cyber Cloud.
[2]	Others mainly consist of accrued professional fee, and accrued operating expenses.